U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 20, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:    Pacer Funds Trust (the “Trust”)
File No. 333-234267

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is pre-effective amendment to the Trust’s registration statement on Form N-14 (the “Amendment”). The Amendment contains revisions in response to the Staff’s comments on the original registration statement filed on Form N-14 on October 21, 2019 (Accession No. 0000894189-19-006990).

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765‑6316 or alyssa.bernard@usbank.com or Michael D. Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust